Pension Plans (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
UK Pension Plan [Member]
Expected future benefit payments
2013	$ 81
2014	83
2015	86
2016	88
2017	91
2018-2022	497
US Pension Plan [Member]
Expected future benefit payments
2013	33
2014	35
2015	38
2016	41
2017	43
2018-2022	$ 267